Guarantees (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Schedule of Guarantor Obligations [Text Block]

	December 31, 2013		December 31, 2012
(dollars in millions)	Maximum Potential Payment	Carrying Amount of Liability	Maximum Potential Payment	Carrying Amount of Liability
Commercial aerospace financing arrangements (see Note 5)	$615	$25	$346	$7
Credit facilities and debt obligations—unconsolidated subsidiaries (expire 2014 to 2034)	231	6	240	2
Performance guarantees	150	—	33	—

Product Warranty Disclosure [Text Block]

	Year ended December 31,
(dollars in millions)	2013	2012
Balance as of January 1	$1,332	$1,468
Warranties and performance guarantees issued	313	325
Settlements made	(287)	(277)
Other	2	(184)
Balance as of December 31	$1,360	$1,332